Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,882,000.00
Total Fee Amount	4,402.90
Total Offset Amount	0.00
Net Fee	$ 4,402.90
Offering Table N/A
Offset Table N/A	N/A